Net Loss Per Share Attributable to Common Shareholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Shareholders
13. NET LOSS PER SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS
Through the Merger, the Company added Class C stock to its capital structure. Class A and Class C common stock have identical rights, including liquidation and dividend rights, except the Company’s Class C common stock is convertible into Class A common stock, and is automatically converted into Class A common stock on a one-for-one
basis if the Company meets certain stock price performance thresholds following the completion of the Merger. The net loss attributable to common stockholders is allocated on a proportionate basis, and the resulting net loss per share is identical for Class A and Class C common stock under the two-class
method.
The Company uses the
two-class
method to calculate net loss per share. No dividends were declared or paid for the years ended December 30, 2021 or 2020. The diluted net loss per share attributable to common stockholders is calculated by giving effect to all potentially dilutive common stock equivalents during the period. The Company’s stock options are considered to be potential common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.
Net loss attributable to common stockholders is equivalent to net loss for all periods presented.
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	For the Twelve Months Ended December 31,
	2021		2020
	Class A	Class C	Class A	Class C
Numerator:
Net loss attributable to common stockholders (in thousands)	$(149,960)	$(3,437)	$(57,642)	$—
Denominator:
Weighted-average shares used in computing net loss per attributable to common stockholders, basic and diluted	112,717,964	2,583,562	20,885,580	—
Net loss per share

Net loss per share attributable to common shareholders, basic and diluted	$(1.33)	$(1.33)	$(2.76)	$—

For the years ended December 31, 2021 and 2020, options, warrants, restricted stock units, and restricted stock awards, representing approximately 29.4 million, 14.8 million, 4.9 million, and 3.9 million shares of common stock, respectively, were excluded from the computation of diluted earnings per share as their effect would have been antidilutive. Accordingly, basic and diluted net loss per share are the same for both periods.